SHARE-BASED COMPENSATION - Share option activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Options outstanding at beginning (in shares)	14,207,685	20,231,253
Forfeited (in shares)	(8,040,632)	(6,023,568)
Cancelled (in shares)	(7,707,241)
Granted (in shares)	162,013,155
Options outstanding at end (in shares)	160,472,967	14,207,685	20,231,253
Weighted-Average Exercise Price
Options outstanding at beginning (in dollars per share)	$ 0.01335	$ 0.01394
Forfeited (in dollars per share)	(0.01417)	(0.01534)
Cancelled (in dollars per share)	(0.00736)
Granted (in dollars per share)	0.00057
Options outstanding at end (in dollars per share)	$ 0.000069	$ 0.01335	$ 0.01394
Weighted-Average Remaining Contractual Term :
Weighted-Average Remaining Contractual Term (in Years)	9 years 8 months 12 days	7 years 3 months 22 days	7 years 9 months 18 days
Weighted- Average Fair Value at Grant Date :
Weighted- Average Fair Value at Grant Date (in dollars)	$ 0.03914	$ 0.09673	$ 0.11356